EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of exploration and evaluation assets summary [Table Text Block]

      Exploration and Evaluation Assets Summary:

Total
Balance at December 31, 2018	$58,422,192
Land acquisitions/option payments	64,940
Claim Staking	227,370
Legal expenses	25,303
Title review and environment	13,046
Promissory note interest accretion expenses	119,205
Reclamation adjustment*	5,241,860
Depreciation**	(9,616)
Translation difference***	(2,800,772)
Total	61,303,528
Advance minimum royalty	45,393
Balance at December 31, 2019	61,348,921
Land acquisitions/option payments	45,835
Claim Staking	69,550
Legal expenses	5,559
Title review and environment	8,678
Reclamation adjustment*	12,000,190
Depreciation**	(9,453)
Translation difference***	(1,209,218)
Total	72,260,062
Advance minimum royalty	69,962
Balance at December 31, 2020	$72,330,024

      *Reclamation adjustment is the change in present value of the reclamation liability, mainly due to changes to inflation rate and discount rate. Also see Note 15.

**A staff house building with a carrying value of US$187,150 (C$238,279) has been included in the DeLamar property. This building is being depreciated.

***December 31, 2018 closing balance of US$42,825,239 (C$58,422,192), translated to C$ with the December 31, 2019 exchange rate equals to $55,621,420, resulting in a $2,800,772 translation difference; December 31, 2019 closing balance of US$47,235,080 (C$61,348,921), translated to C$ with the December 31, 2020 exchange rate equals to $60,139,703, resulting in a $1,209,218 translation difference.

Disclosure of exploration and evaluation expenses summary [Table Text Block]

Exploration and Evaluation Expense Summary:

December 31, 2020	DeLamar deposit	Florida Mountain deposit	War Eagle deposit	Other deposits deposits	Joint expenses expenses	Total Total
Contract exploration drilling	$494,921	$3,099,244	$994,000	$—	$—	$4,588,165
Contract metallurgical drilling	989,228	—	—	—	—	989,228
Exploration drilling - other drilling labour & related costs	322,283	1,603,329	599,212	365,675	—	2,890,499
Metallurgical drilling - other drilling labour & related costs	426,852	—	—	—	—	426,852
Other exploration expenses*	—	431,619	—	544,294	1,758,034	2,733,947
Other development expenses**	—	—	—	—	1,350,106	1,350,106
Land***	217,565	118,653	6,073	35,131	293,548	670,970
Permitting	—	—	—	—	2,172,743	2,172,743
Metallurgy test work	321,928	321,792	—	—	—	643,720
Technical reports and studies	—	—	—	—	438,682	438,682
Community engagement	—	—	—	—	231,079	231,079
Total	$2,772,777	$5,574,637	$1,599,285	$945,100	$6,244,192	$17,135,991

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes compliance, consulting, property taxes, legal, etc. expenses

December 31, 2019	DeLamar deposit	Florida Mountain deposit	Other deposits	Joint expenses	Total
Contract exploration drilling	$1,065,358	$842,744	$642,942	$—	$2,551,044
Contract metallurgical drilling	1,022,294	363,115	313,663	—	1,699,072
Exploration drilling - other drilling labour & related costs	1,266,753	2,105,666	—	—	3,372,419
Metallurgical drilling - other drilling labour & related costs	526,235	907,273	—	—	1,433,508
Other exploration expenses*	160,783	138,783	323,625	1,213,644	1,836,835
Land**	143,735	56,903	17,862	252,005	470,505
Permitting	—	—	—	93,393	93,393
Metallurgy test work	—	—	—	975,809	975,809
Technical reports and studies	—	—	—	819,970	819,970
Community, safety & other	—	—	—	180,934	180,934
Total	$4,185,158	$4,414,484	$1,298,092	$3,535,755	$13,433,489

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes compliance, consulting, property taxes, legal, etc. expenses